Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.23%
Apartments –9.06%
Camden Property Trust	431,487	$44,292,141
Equity Residential	694,207	45,144,281
		89,436,422
Data Centers –10.57%
Digital Realty Trust, Inc.	187,079	27,190,062
Equinix, Inc.	101,129	77,159,404
		104,349,466
Free Standing –6.88%
Agree Realty Corp.	459,044	27,891,513
Essential Properties Realty Trust, Inc.(b)	361,588	9,683,327
Realty Income Corp.	571,770	30,338,116
		67,912,956
Gaming REITs–1.59%
Gaming and Leisure Properties, Inc.	349,087	15,674,006
Health Care–12.52%
Healthpeak Properties, Inc.	2,090,764	41,606,203
Welltower, Inc.	790,710	81,972,906
		123,579,109
Industrial–10.10%
Prologis, Inc.	288,923	31,923,102
Rexford Industrial Realty, Inc.(b)	882,961	40,051,111
Terreno Realty Corp.	490,665	27,761,826
		99,736,039
Infrastructure REITs–11.49%
American Tower Corp.	504,661	98,782,344
Crown Castle, Inc.	143,013	14,658,833
		113,441,177
Lodging Resorts–4.99%
Hilton Worldwide Holdings, Inc.	54,640	10,960,784
Host Hotels & Resorts, Inc.	2,135,474	38,310,404
		49,271,188
Manufactured Homes–0.74%
Sun Communities, Inc.(b)	61,711	7,281,281
Office–6.97%
Alexandria Real Estate Equities, Inc.	340,710	40,544,490
Highwoods Properties, Inc.	592,301	15,382,057
Kilroy Realty Corp.(b)	384,315	12,886,082
		68,812,629
Shares		Value
Regional Malls–3.44%
Simon Property Group, Inc.	224,125	$33,912,354
Self Storage–9.40%
CubeSmart(b)	654,458	27,690,118
Extra Space Storage, Inc.	314,369	45,511,200
Public Storage	71,349	19,537,497
		92,738,815
Single Family Homes–3.93%
Invitation Homes, Inc.	1,114,288	38,766,079
Specialty–3.16%
Lamar Advertising Co., Class A	184,612	21,804,523
Outfront Media, Inc.	647,046	9,349,815
		31,154,338
Timber REITs–4.39%
PotlatchDeltic Corp.	228,169	9,749,662
Weyerhaeuser Co.	1,118,275	33,581,798
		43,331,460
Total Common Stocks & Other Equity Interests (Cost $836,811,995)		979,397,319
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	741,731	741,731
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(c)(d)	713,566	713,780
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	847,692	847,692
Total Money Market Funds (Cost $2,303,000)		2,303,203
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $839,114,995)		981,700,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.73%
Invesco Private Government Fund, 5.30%(c)(d)(e)	13,079,065	13,079,065
Invesco Private Prime Fund, 5.48%(c)(d)(e)	33,621,794	33,631,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,711,017)		46,710,945
TOTAL INVESTMENTS IN SECURITIES–104.19% (Cost $885,826,012)		1,028,411,467
OTHER ASSETS LESS LIABILITIES–(4.19)%		(41,369,880)
NET ASSETS–100.00%		$987,041,587

Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,893,185	$21,767,376	$(24,918,830)	$-	$-	$741,731	$38,086
Invesco Liquid Assets Portfolio, Institutional Class	3,027,249	15,548,125	(17,860,708)	(321)	(565)	713,780	30,263
Invesco Treasury Portfolio, Institutional Class	4,449,355	24,877,001	(28,478,664)	-	-	847,692	43,415
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	487,769	52,713,988	(40,122,692)	-	-	13,079,065	82,996*
Invesco Private Prime Fund	1,254,264	104,631,626	(72,251,140)	(72)	(2,798)	33,631,880	227,217*
Total	$13,111,822	$219,538,116	$(183,632,034)	$(393)	$(3,363)	$49,014,148	$421,977

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$979,397,319	$—	$—	$979,397,319
Money Market Funds	2,303,203	46,710,945	—	49,014,148
Total Investments	$981,700,522	$46,710,945	$—	$1,028,411,467
Invesco Real Estate Fund